Consolidated Statements of Stockholders' Equity - USD ($)	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Retained Deficit
Balance at Dec. 31, 2013	$ 614,467		$ 1,100	$ 1,814,403	$ (1,201,036)
Balance, shares at Dec. 31, 2013			11,005,732
Cash contribution	3,050			3,050
Shares unclaimed and canceled			$ (960)	960
Shares unclaimed and canceled, shares			(9,600,000)
Stock issued for services	3,600		$ 4	3,596
Stock issued for services, shares			36,000
Stock based compensation	32,977		$ 7	32,907
Stock based compensation, shares			68,703
Issuance of stock	229,662		$ 337	229,325
Issuance of stock, shares			3,374,189
Net Loss	120,648				120,648
Balance at Dec. 31, 2014	1,004,402		$ 488	2,084,304	(1,080,388)
Balance, shares at Dec. 31, 2014			4,884,624
Shares unclaimed and canceled			$ (41)	41
Shares unclaimed and canceled, shares			(414,761)
Net Loss	(353,923)				(353,923)
Balance at Dec. 31, 2015	650,481		$ 447	$ 2,084,345	$ (1,434,311)
Balance, shares at Dec. 31, 2015			4,469,863
Net Loss	(103,012)
Balance at Mar. 31, 2016	$ 551,869